N-2 - USD ($)				3 Months Ended
		Sep. 09, 2026	Sep. 08, 2026	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key		0001867090
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-281077
Investment Company Act File Number		811-23708
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		7
Entity Registrant Name		Fundrise Innovation Fund, LLC
Entity Address, Address Line One		11 Dupont Circle NW
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		Washington
Entity Address, State or Province		DC
Entity Address, Postal Zip Code		20036
City Area Code		(202)
Local Phone Number		584-0550
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Fees and Expenses of the Fund
The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.
SHAREHOLDER TRANSACTION EXPENSES Maximum Sales Load (As a Percentage of Offering Price)	None
Dividend Reinvestments and Cash Purchase Plan Fees	None
[1]	In the event that any Common Shares are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load. Additionally, the applicable prospectus supplement will set forth the offering expenses (if any) borne by Shareholders.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s net assets attributable to the Shares)
Management Fee	1.85%
Other Expenses Other Expenses – General	0.24%
Other Expenses – Marketing	1.10%
Total Other Expenses[2]	1.34%
Interest on Borrowed Funds[3]	0.02%
Acquired Fund Fees and Expenses[4]	0.19%
Total Annual Fund Operating Expenses[5]	3.40%
[1]	In the event that any Common Shares are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load. Additionally, the applicable prospectus supplement will set forth the offering expenses (if any) borne by Shareholders.
[2]	The Annual Expenses shown above are based on the Fund's estimated average net assets attributable to Common Shares for the current fiscal year of $1.0 billion. Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The table assumes the Fund’s use of leverage in an amount equal to less than 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Sections 3(c) (1) and 3(c)(7) of the 1940 Act.
[5]	Total Annual Operating Expenses differ from the ratio of net expenses to average net assets contained in the Fund’s Financial Highlights because such ratio does not include acquired fund fees and expenses and because other expenses have been estimated to reflect current fiscal year fees and expenses. This includes reflecting an elimination of an estimate for current income tax expense because while the Fund incurred deferred tax expenses in the prior fiscal years under C corporation tax treatment, going forward, the Fund expects to meet the requirements to qualify and operate as a RIC under Subchapter M of the Code. As a result, the Fund does not anticipate incurring additional federal income tax expense on its investment income or gains, provided it continues to meet RIC qualification requirements. The Adviser and the Fund previously entered into an Expense Limitation Agreement pursuant to which the Adviser contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organizational and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. On January 14, 2026, the Board, at the Adviser’s recommendation, approved terminating the Expense Limitation Agreement as of the listing of the Fund on the Exchange. The Fund’s shares began trading on the NYSE on March 19, 2026.

Management Fees [Percent]	[1]	1.85%
Interest Expenses on Borrowings [Percent]	[1],[2]	0.02%
Acquired Fund Fees and Expenses [Percent]	[1],[3]	0.19%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[1]	0.24%
Other Annual Expense 2 [Percent]	[1]	1.10%
Other Annual Expenses [Percent]	[1]	1.34%
Total Annual Expenses [Percent]	[1],[4]	3.40%
Expense Example [Table Text Block]

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s Operating Expenses (as described above, except for adjustments to remove organizational and offering costs in years two through ten) remain the same. Based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$34	$104	$177	$368

The Example above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the Example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management of the Fund – Management Fee.”

Expense Example, Year 01		$ 34
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		177
Expense Example, Years 1 to 10		$ 368
Purpose of Fee Table , Note [Text Block]		The purpose of the table and the example below is to help you understand the fees and expenses that you as a Shareholder would bear directly or indirectly. The following table should not be considered as a representation of the Fund's future expenses. Actual expenses may be greater or less than those shown.
Other Expenses, Note [Text Block]		The Annual Expenses shown above are based on the Fund's estimated average net assets attributable to Common Shares for the current fiscal year of $1.0 billion. Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Sections 3(c) (1) and 3(c)(7) of the 1940 Act.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

Investment Objective

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update (Unaudited)—Investment Objective and Policies—Investment Objective,” as such investment objective and policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Principal Investment Strategies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update (Unaudited)—Investment Objective and Policies—Principal Investment Strategies,” as such principal investment strategies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s principal investment strategies.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update (Unaudited)—Principal Risks of the Fund,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s principal risks you should consider before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Effects of Leverage [Text Block]

LEVERAGE

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update (Unaudited)—Investment Objective and Policies—Use of Leverage,” as such may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s use of leverage.

Effects of Leverage

The following table illustrates the effect of leverage on Common Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

The table further reflects the issuance of leverage representing 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), net of expenses and the Fund’s currently projected annual interest on its leverage of 4.70%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Shares Total Return	(11.63)%	(6.08)%	(0.52)%	5.03%	10.59%

Common Shares total return is composed of two elements: the Common Shares dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]

The table further reflects the issuance of leverage representing 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), net of expenses and the Fund’s currently projected annual interest on its leverage of 4.70%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Shares Total Return	(11.63)%	(6.08)%	(0.52)%	5.03%	10.59%

Return at Minus Ten [Percent]		(11.63%)
Return at Minus Five [Percent]		(6.08%)
Return at Zero [Percent]		(0.52%)
Return at Plus Five [Percent]		5.03%
Return at Plus Ten [Percent]		10.59%
Share Price [Table Text Block]

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
June 2026	$289.51	$76.88	$18.97	$18.97	1,426.15%	305.27%

Lowest Price or Bid				$ 76.88
Highest Price or Bid				289.51
Lowest Price or Bid, NAV				18.97
Highest Price or Bid, NAV				$ 18.97
Highest Price or Bid, Premium (Discount) to NAV [Percent]				1426.15%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				305.27%
Share Price			$ 21.7
NAV Per Share			$ 38.12
Latest Premium (Discount) to NAV [Percent]			75.67%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The following descriptions of the Fund’s Shares, certain provisions of Delaware law and certain provisions of the LLC Agreement are summaries and are qualified by reference to Delaware law and the LLC Agreement, a copy of which is filed as an exhibit to the Registration Statement of which this Prospectus is a part. Reference should be made to the LLC Agreement on file with the SEC for the full text of these provisions.

Shares

The Fund is a Delaware limited liability company organized on June 7, 2021 under the Delaware Limited Liability Company Act (“Delaware LLC Act”), issuing limited liability company interests. The limited liability company interests in the Fund will be denominated in Common Shares. The LLC Agreement provides that the Fund may issue an unlimited number of Shares.

The Common Shares when issued, will be validly issued, fully paid and non-assessable by the Fund. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions.

Upon payment in full of the consideration payable with respect to the Common Shares, as determined by the Board, the holders of such Common Shares will not be liable to the Fund to make any additional capital contributions with respect to such Common Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Common Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions.

The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.”

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a complete investment program.

The Fund has a March 31 fiscal year end. In addition, the Fund intends to qualify and elect to be taxed as a RIC for U.S. federal income tax purposes for its taxable year ending March 31, 2026. During prior taxable years, the Fund was taxed as a C corporation.

Security Title [Text Block]		CAPITAL STRUCTURE
Security Voting Rights [Text Block]

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the LLC Agreement or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The LLC Agreement provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Except when a larger vote is required by applicable law or any provision of the LLC Agreement, when a quorum is present at any meeting, a majority of the outstanding Shares shall decide any questions and, with respect to a contested election, shall elect Directors, and, other than with respect to a contested election, a plurality of the Shares voted shall elect Directors, provided that where any provision of law or of the LLC Agreement requires that the holders of any series shall vote as a series (or that holders of a Class shall vote as a Class), then, a majority of the outstanding Shares of that series (or Class) voted on the matter (or a plurality with respect to the election of a Director other than with respect to a contested election) shall decide that matter insofar as that series (or Class) is concerned. There will be no cumulative voting in the election of Directors. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities. Thereafter, holders of the Fund’s Common Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Outstanding Securities [Table Text Block]

The following table shows the amount of Common Shares in the Fund that were authorized and outstanding as of August 21, 2026.

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	35,797,138

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		11 Dupont Circle NW
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		Washington
Entity Address, State or Province		DC
Entity Address, Postal Zip Code		20036
Contact Personnel Name		Bjorn J. Hall
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		35,797,138

[1]	In the event that any Common Shares are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load. Additionally, the applicable prospectus supplement will set forth the offering expenses (if any) borne by Shareholders.
[2]	The table assumes the Fund’s use of leverage in an amount equal to less than 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Sections 3(c) (1) and 3(c)(7) of the 1940 Act.
[4]	Total Annual Operating Expenses differ from the ratio of net expenses to average net assets contained in the Fund’s Financial Highlights because such ratio does not include acquired fund fees and expenses and because other expenses have been estimated to reflect current fiscal year fees and expenses. This includes reflecting an elimination of an estimate for current income tax expense because while the Fund incurred deferred tax expenses in the prior fiscal years under C corporation tax treatment, going forward, the Fund expects to meet the requirements to qualify and operate as a RIC under Subchapter M of the Code. As a result, the Fund does not anticipate incurring additional federal income tax expense on its investment income or gains, provided it continues to meet RIC qualification requirements. The Adviser and the Fund previously entered into an Expense Limitation Agreement pursuant to which the Adviser contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organizational and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. On January 14, 2026, the Board, at the Adviser’s recommendation, approved terminating the Expense Limitation Agreement as of the listing of the Fund on the Exchange. The Fund’s shares began trading on the NYSE on March 19, 2026.